Commitments and guarantees	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments and guarantees

28. Commitments and guarantees

The Company has unrecognized contractual commitments related to long-term contracts for fuel supply, acquisition of raw materials essential to operations, and the contracting of various services in the amount of US$5,511 (2024: US$6,421).

Vale also has guarantees granted to associates and joint ventures, as well as for asset decommissioning obligations, which are presented below:

December 31,	2025			2024
	Guarantee	Restricted cash	Liability	Guarantee	Restricted cash	Liability
Associates and joint ventures	233	–	–	210	–	–
Assets retirement obligations	1,134	–	–	1,091	–	–
	1,367	–	–	1,301	–	–

Guarantees for associates and joint ventures - The Company has issued financial guarantees to certain associates and joint ventures to the extent of its direct and indirect ownership interest.

Guarantees related to asset retirement obligations - The Company has financial guarantees provided for the asset retirement obligations of its Vale Base Metals operations in Canada. In addition, for Indonesia, Vale has bank deposits to guarantee asset retirement obligations.

Guarantees for loans and financing - The securities issued through Vale’s wholly owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale.